Leases - Supplemental Balance Sheet (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 301,288	$ 79,428	$ 253,285	$ 30,381	$ 456
Operating leases	9 years		9 years	8 years	6 years
Operating leases	12.00%		12.00%	12.00%	12.00%